UNITEDSTATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

Form 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  09/30/2009

Check here if Amendment [  ]; Amendment Number:
   This Amendment (Check only one.):	[  ] is a restatement.
							[  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:		LaFleur & Godfrey, Inc.
Address:	2900 Charlevoix Drive
		Grand Rapids, MI  49546

Form 13F File Number:	28-12331

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements,

schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:		James M. LaFleur
Title:		President
Phone:		616-942-1580

Signature, Place, and Date of Signing:

		James M LaFleur	Grand Rapids, Michigan	11/23/2009

Report Type (Check only one.):

[x]	13F HOLDINGS REPORT.  (Check here if all holdings of this reporting

	manager are reported in this report.)

[  ]	13F NOTICE.  (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[  ]	13F COMBINATION REPORT.  (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ALCON INC COM SHS              COM              H01301102     7459    53787 SH       Sole                    53787
ANADARKO PETE CORP COM         COM              032511107     2514    40081 SH       Sole                    40081
APACHE CORP                    COM              037411105    11125   121152 SH       Sole                   121152
BARRICK GOLD CORP              COM              067901108     2120    55935 SH       Sole                    55935
BHP BILLITON LTD SPONSORED ADR COM              088606108    16126   244303 SH       Sole                   244303
C.H. ROBINSON WORLDWIDE INC    COM              12541W209     3695    63980 SH       Sole                    63980
CATERPILLAR INC                COM              149123101    22524   438799 SH       Sole                   438799
CHARLES RIV LABS INTL COM      COM              159864107      758    20500 SH       Sole                    20500
CHEVRONTEXACO CORP             COM              166764100     1848    26245 SH       Sole                    26245
CHURCH & DWIGHT INC COM        COM              171340102     4667    82244 SH       Sole                    82244
CISCO SYSTEMS INC              COM              17275R102    10349   439635 SH       Sole                   439635
CONOCOPHILLIPS                 COM              20825C104    17208   381053 SH       Sole                   381053
COPART INC COM                 COM              217204106     5000   150555 SH       Sole                   150555
DENTSPLY INTL INC NEW          COM              249030107     4731   136970 SH       Sole                   136970
ECOLAB INC COM                 COM              278865100     4682   101279 SH       Sole                   101279
EMERSON ELECTRIC CO            COM              291011104     6399   159655 SH       Sole                   159655
EXPRESS SCRIPTS                COM              302182100      407     5250 SH       Sole                     5250
EXXON  MOBIL CORP              COM              30231G102      495     7214 SH       Sole                     7214
FLIR SYSTEMS INC               COM              302445101     4754   169964 SH       Sole                   169964
FORTUNE BRANDS INC             COM              349631101     3346    77845 SH       Sole                    77845
GEN-PROBE INC NEW COM          COM              36866T103     1278    30839 SH       Sole                    30839
GENERAL ELECTRIC CO            COM              369604103     1021    62175 SH       Sole                    62175
GREIF INC CL A                 COM              397624107      709    12875 SH       Sole                    12875
HARRIS CORP                    COM              413875105     5434   144528 SH       Sole                   144528
HOLOGIC INC COM                COM              436440101     2019   123532 SH       Sole                   123532
INTUITIVE SURGICAL INC         COM              46120E602      212      810 SH       Sole                      810
IRON MOUNTAIN INC              COM              462846106     1478    55433 SH       Sole                    55433
JOHNSON & JOHNSON              COM              478160104     9631   158173 SH       Sole                   158173
KAYDON CORP                    COM              486587108     1397    43085 SH       Sole                    43085
L-3 COMMUNICATNS HLDGS COM     COM              502424104      221     2750 SH       Sole                     2750
LKQ CORP COM                   COM              501889208     2455   132437 SH       Sole                   132437
MEDTRONIC INC                  COM              585055106    12087   328450 SH       Sole                   328450
MONSANTO CO NEW                COM              61166W101    16015   206908 SH       Sole                   206908
NEWMONT MINING CORP            COM              651639106      330     7500 SH       Sole                     7500
NORTHERN TRUST CORP            COM              665859104      582    10000 SH       Sole                    10000
PAYCHEX INC                    COM              704326107     5241   180417 SH       Sole                   180417
PEPSICO INC                    COM              713448108     4309    73450 SH       Sole                    73450
PERRIGO CO                     COM              714290103     6867   202020 SH       Sole                   202020
PROCTER & GAMBLE CO            COM              742718109     6741   116381 SH       Sole                   116381
R.H. DONNELLEY CORP            COM              74955W307        1    12000 SH       Sole                    12000
RESMED INC COM                 COM              761152107     3301    73042 SH       Sole                    73042
RITCHIE BROS AUCTION COM       COM              767744105     1416    57705 SH       Sole                    57705
SMITH INTL INC COM             COM              832110100      542    18883 SH       Sole                    18883
ST JUDE MEDICAL INC            COM              790849103     1912    49025 SH       Sole                    49025
STERICYCLE INC COM             COM              858912108     3496    72180 SH       Sole                    72180
STRYKER CORP                   COM              863667101     7616   167636 SH       Sole                   167636
TELEFLEX INC                   COM              879369106     3833    79345 SH       Sole                    79345
VARIAN MED SYS INC COM         COM              92220p105    15418   365966 SH       Sole                   365966
VCA ANTECH INC COM             COM              918194101     2396    89107 SH       Sole                    89107
WOODWARD GOVERNOR CO           COM              980745103     6435   265261 SH       Sole                   265261
XTO ENERGY INC COM             COM              98385X106    23388   566014 SH       Sole                   566014
SPDR GOLD TRUST                                 78463V107     1106    11186 SH       Sole                    11186

FORM 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:	0

Form 13F Information Table Entry Total:	52

Form 13F Information Value Total:	279094 (x$1000)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.



NONE